                                                  (RIVERSOURCE INVESTMENTS LOGO)

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT -- JUNE 8, 2007*

RiverSource(R) Cash Management Fund -- Prospectus (9/29/06)         S-6320-99 AD
RiverSource Cash Management Fund -- SAI (5/30/07)                       S-6500 W

PROSPECTUS

The following replaces the Fees and Expenses section in the prospectus:

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees. SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                              CLASS A   CLASS B   CLASS C   CLASS R5(A)   CLASS W(A)   CLASS Y(A)
Maximum sales charge (load) imposed on purchases (as a        None      None      None       None          None         None
percentage of offering price)
Maximum deferred sales charge (load) imposed on sales (as a   None       5%        1%        None          None         None
percentage of offering price at time of purchase)

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS:                  CLASS A   CLASS B   CLASS C   CLASS R5(A)   CLASS W(A)   CLASS Y(A)
Management fees                                                0.30%     0.30%     0.30%       0.30%        0.30%        0.30%
Distribution (12b-1) fees                                      0.10%     0.85%(b)  0.75%       0.00%        0.10%        0.00%
Other expenses(c)                                              0.42%     0.42%     0.43%       0.15%        0.30%        0.30%
Total                                                          0.82%     1.57%     1.48%       0.45%        0.70%        0.60%
Fee waiver/expense reimbursement                               0.09%     0.19%(b)  0.09%         N/A          N/A          N/A
Net expenses(d)                                                0.73%     1.38%     1.39%         N/A          N/A          N/A

(a) Effective Dec. 11, 2006, Class R5 and Class W began operations and the following changes were implemented for Class Y: revising the fee structure under the transfer agent agreement from account-based to asset-based, and adopting a plan administration services agreement.
(b) For Class B, the distributor has currently agreed not to be reimbursed by the Fund for distribution (12b-1) fees equal to 0.10% of the stated amount for Class B. This waiver is reflected under "Fee waiver/expense reimbursement" in the table. Any amount of the distribution (12b-1) fees not paid as reimbursement to or collected by the distributor will not be paid or reimbursed by the Fund.
(c) Other expenses include an administrative services fee, a transfer agency fee, a custody fee, other nonadvisory expenses and, for Class Y, a plan administration services fee. Other expenses for Class R5 and Class W are based on estimated amounts for the current fiscal year. Other expenses for Class Y have been restated to reflect the revised fee structure approved by the Board.
(d) The investment manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until July 31, 2007, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net expenses will not exceed 0.73% for Class A, 1.38% for Class B, 1.39% for Class C, 0.51% for Class R5, 0.76% for Class W and 0.60% for Class Y.

--------------------------------------------------------------------------------
S-6320-6 A (6/07)
* Valid until next update.

EXAMPLES

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A                                                        $ 75     $253     $  447     $1,009
Class B                                                        $640(a)  $877(a)  $1,038(a)  $1,654(b)
Class C                                                        $242(a)  $459     $  800     $1,766
Class R5                                                       $ 46     $145     $  253     $  570
Class W                                                        $ 72     $224     $  390     $  874
Class Y                                                        $ 61     $192     $  335     $  753

(a)  Includes the applicable CDSC.
(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:

                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
Class A                                                        $ 75     $253      $447      $1,009
Class B                                                        $140     $477      $838      $1,654(a)
Class C                                                        $142     $459      $800      $1,766
Class R5                                                       $ 46     $145      $253      $  570
Class W                                                        $ 72     $224      $390      $  874
Class Y                                                        $ 61     $192      $335      $  753

(a) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

The following replaces the Investment Options -- Classes of Shares section in the prospectus:
INVESTMENT OPTIONS SUMMARY(A)
See the "Fees and Expenses" table to determine which classes are offered by this fund.

                                                                      CONTINGENT DEFERRED SALES   DISTRIBUTION AND
                            AVAILABILITY       INITIAL SALES CHARGE   CHARGE (CDSC)               SERVICE FEE(C)
------------------------------------------------------------------------------------------------------------------
Class A                 Available to all       No. Entire purchase    No.                            Yes.
                        investors.             price is invested in                                  0.10%
                                               shares of the fund.
------------------------------------------------------------------------------------------------------------------
Class B(b)(d)           Available to all       No. Entire purchase    Maximum 5% CDSC during         Yes.
                        investors.             price is invested in   the first year decreasing      0.85%*
                                               shares of the fund.    to 0% after six years.
------------------------------------------------------------------------------------------------------------------
Class C(b)              Available to all       No. Entire purchase    1% CDSC may apply if you       Yes.
                        investors.             price is invested in   sell shares within one         0.75%
                                               shares of the fund.    year after purchase.
------------------------------------------------------------------------------------------------------------------
Class R5                Limited to qualifying  No.                    No.                            No.
                        institutional
                        investors.
------------------------------------------------------------------------------------------------------------------
Class W                 Limited to qualifying  No.                    No.                            Yes.
                        discretionary managed                                                        0.10%
                        accounts.
------------------------------------------------------------------------------------------------------------------
Class Y                 Limited to qualifying  No.                    No.                            No.
                        institutional
                        investors.
------------------------------------------------------------------------------------------------------------------

                        PLAN
                        ADMINISTRATION FEE
---------------------------------------------------------------
Class A                       No.
-----------------------------------------------------------------------------------
Class B(b)(d)                 No.
-------------------------------------------------------------------------------------------------------
Class C(b)                    No.
------------------------------------------------------------------------------------------------------------------
Class R5                      No.
------------------------------------------------------------------------------------------------------------------
Class W                       No.
------------------------------------------------------------------------------------------------------------------
Class Y                       Yes.
                              0.15%
------------------------------------------------------------------------------------------------------------------

(a)  RiverSource Tax-Exempt Money Market Fund offers only Class A shares.
(b) RiverSource Cash Management Fund offers Class B and Class C shares only to facilitate exchanges between classes of these shares in other RiverSource funds.
(c) Each fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940, as amended, that allows it to pay distribution and shareholder servicing-related expenses for the sale of shares. Because these fees are paid out of a fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of distribution (sales) or servicing charges.
(d)  See "Buying and Selling Shares, Sales Charges, Class B and Class C
      -- contingent deferred sales charge alternative" for more information on the timing of conversion of Class B shares to Class A shares. Timing will vary depending on the date of your original purchase of the Class B shares.

The distribution and shareholder servicing fees for Class A, Class B, Class C and Class W are subject to the requirements of Rule 12b-1 under the Investment Company Act of 1940, as amended, and are used to reimburse the distributor for certain expenses it incurs in connection with distributing a fund's shares and providing services to fund shareholders. These expenses include payment of distribution and shareholder servicing fees to financial institutions that sell shares of the fund. Financial institutions receive fees up to 0.10% of the average daily net assets of Class A, Class B* and Class W shares sold and held through them. The distributor begins to pay these fees immediately after purchase. Financial institutions also receive distribution fees up to 0.75% of the average daily net assets of Class C shares sold and held through them, which the distributor begins to pay one year after purchase. For Class B shares, the fund's distributor retains the distribution fee of up to 0.75% in order to finance the payment of sales commissions to financial institutions that sell Class B shares, and to pay for other distribution related expenses. Financial institutions may compensate their financial advisors with the shareholder servicing and distribution fees paid to them by the distributor.

* The distributor has currently agreed not to be reimbursed by the Fund for distribution (12b-1) fees equal to 0.10% of the stated amount for Class B.

The rest of this section remains unchanged.

STATEMENT OF ADDITIONAL INFORMATION

SERVICE PROVIDERS

The Plan and Agreement of Distribution section is supplemented as follows:

FOR MONEY MARKET FUNDS

The fee for services is equal on an annual basis to the following percentage of the average daily net assets of the fund attributable to the applicable class. The fee for Tax-Exempt Money Market Fund, which does not have separate classes of shares, is the same as that applicable to Class A:

       CLASS A            CLASS B          CLASS C          CLASS W
       -------            -------          -------          -------
        0.10%              0.85%            0.75%            0.10%

For Class B, up to 0.75% of the fee is reimbursed for distribution expenses. Up to an additional 0.10% is paid to the distributor to reimburse certain expenses incurred in connection with providing services to fund shareholders. The distributor has currently agreed not to be reimbursed by the Fund for distribution (12b-1) fees equal to 0.10% of the stated amount for Class B.